Share-based Compensation - Description of share option and RSUs plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended	18 Months Ended	20 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2024	Jul. 31, 2014
Minimum
Description of share option and RSUs plans
Vesting Period	0 years
Expiration period	6 years
Minimum | Restricted Stock Units (RSUs) [Member]
Description of share option and RSUs plans
Vesting Period	0 years
Maximum
Description of share option and RSUs plans
Vesting Period	6 years
Expiration period	7 years
Maximum | Restricted Stock Units (RSUs) [Member]
Description of share option and RSUs plans
Vesting Period	6 years
Global Share Plan and 2018 Plan [Member]
Description of share option and RSUs plans
Total unrecognized compensation expenses related to unvested awards	¥ 504.5	¥ 504.5	¥ 504.5
Weighted average remaining vesting period	1 year 3 months 18 days
2018 Restated Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Description of share option and RSUs plans
Total unrecognized compensation expenses related to unvested awards	¥ 2,037.4	¥ 2,037.4	¥ 2,037.4
Weighted average remaining vesting period	3 years 1 month 6 days
Class Z Ordinary Shares | Global Share Plan | Maximum
Description of share option and RSUs plans
Aggregate number of shares issuable under the plan					19,880,315
Class Z Ordinary Shares | the 2018 Plan | Restricted Stock Units (RSUs) [Member]
Description of share option and RSUs plans
Aggregate number of shares issuable under the plan				30,673,710
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum		10.00%
Class Z Ordinary Shares | the 2018 Plan | Maximum
Description of share option and RSUs plans
Aggregate number of shares issuable under the plan	33,132,989	33,132,989	33,132,989
Class Z Ordinary Shares | 2018 Restated Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Description of share option and RSUs plans
Number of Shares Available for Grant	28,704,359	28,704,359	28,704,359
Class Z Ordinary Shares | 2018 Restated Share Incentive Plan [Member] | Maximum
Description of share option and RSUs plans
Aggregate number of shares issuable under the plan	41,413,503	41,413,503	41,413,503
Class Z Ordinary Shares | 2018 Restated Share Incentive Plan [Member] | Maximum | Restricted Stock Units (RSUs) [Member]
Description of share option and RSUs plans
Aggregate number of shares issuable under the plan	2,070,675	2,070,675	2,070,675
Class Z Ordinary Shares | the 2024 Plan [Member]
Description of share option and RSUs plans
Number of award granted			0
Class Z Ordinary Shares | the 2024 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Description of share option and RSUs plans
Number of Shares Available for Grant	41,272,920	41,272,920	41,272,920
Class Z Ordinary Shares | the 2024 Plan [Member] | Maximum
Description of share option and RSUs plans
Aggregate number of shares issuable under the plan	41,272,920	41,272,920	41,272,920